Share capital, stock options and other stock-based plans - Share units (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Units
Granted (in shares)	427,691	224,050	435,128
Share units
Number of Units
Outstanding, beginning of period (in shares)	524,322	478,643	317,432
Granted (in shares)	427,691	224,050	435,128
Vested and exercised (in shares)	(92,279)	(108,432)	(44,186)
Forfeited/expired (in shares)	(146,673)	(69,939)	(229,731)
Outstanding, end of period (in shares)	713,061	524,322	478,643
Units outstanding and exercisable, end of period (in shares)	491	310	0
Weighted average grant date fair value (CDN $)
Outstanding, beginning of period (in Canadian dollars per share)	$ 11.75	$ 15.68	$ 24.15
Granted (in Canadian dollars per share)	3.28	8.23	13.78
Vested and exercised (in Canadian dollars per share)	6.28	15.85	38.76
Forfeited/expired (in Canadian dollars per share)	11.83	20.95	19.26
Outstanding, end of period (in Canadian dollars per share)	11.51	11.75	15.68
Units outstanding and exercisable, end of period (in Canadian dollars per share)	$ 31.07	$ 37.2	$ 0